Investment Objectives and Goals	Jun. 05, 2026
Corgi NVDA 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NVDA 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi NVDA 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of NVIDIA Corporation (NASDAQ: NVDA) ("NVIDIA" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with NVIDIA Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi TSLA 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi TSLA 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi TSLA 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that
correspond to two times (2x) the daily performance of the publicly-traded common stock of Tesla, Inc. (NASDAQ: TSLA) ("Tesla" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Tesla, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls
, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MU 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MU 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MU 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Micron Technology, Inc. (NASDAQ: MU) ("Micron" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Micron Technology, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi SNDK 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi SNDK 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi SNDK 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily
performance of the publicly-traded common stock of SanDisk Corporation (NASDAQ: SNDK) ("SanDisk" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with SanDisk Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi GOOGL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi GOOGL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi GOOGL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Alphabet Inc. (NASDAQ: GOOGL) ("Alphabet" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Alphabet Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative
to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MSTR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MSTR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MSTR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Strategy, Inc. (NASDAQ: MSTR) ("Strategy" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Strategy, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative
to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AMD 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AMD 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AMD 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD) ("AMD" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Advanced Micro Devices, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over
time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MSFT 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MSFT 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MSFT 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Microsoft Corporation (NASDAQ: MSFT) ("Microsoft" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Microsoft Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi META 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi META 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi META 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Meta Platforms, Inc. (NASDAQ: META) ("Meta" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Meta Platforms, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying
Security
over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi PLTR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi PLTR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi PLTR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Palantir Technologies Inc. (NASDAQ: PLTR) ("Palantir" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Palantir Technologies Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying
Security
over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi COIN 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi COIN 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi COIN 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Coinbase Global, Inc. (NASDAQ: COIN) ("Coinbase" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Coinbase Global, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security
over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AMZN 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AMZN 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AMZN 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Amazon.com, Inc. (NASDAQ: AMZN) ("Amazon" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Amazon.com, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying
Security
over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi TSM 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi TSM 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi TSM 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) ("TSMC" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Taiwan Semiconductor Manufacturing Company Limited, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying
Security
over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi APP 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi APP 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi APP 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AppLovin Corporation (NASDAQ: APP) ("AppLovin" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AppLovin Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ASTS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ASTS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ASTS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AST SpaceMobile, Inc. (NASDAQ: ASTS) ("AST SpaceMobile" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AST SpaceMobile, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AVGO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AVGO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AVGO 2x Daily ETF
(the "
Fund
") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Broadcom Inc. (NASDAQ: AVGO) ("Broadcom" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Broadcom Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ORCL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ORCL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ORCL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Oracle Corporation (NYSE: ORCL) ("Oracle" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Oracle Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ASML 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ASML 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ASML 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of ASML Holding N.V. (NASDAQ: ASML) ("ASML" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ASML Holding N.V., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi SMCI 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi SMCI 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi SMCI 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Super Micro Computer, Inc. (NASDAQ: SMCI) ("Supermicro" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Super Micro Computer, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi IONQ 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi IONQ 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi IONQ 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of IonQ, Inc. (NYSE: IONQ) ("IonQ" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with IonQ, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi RKLB 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi RKLB 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi RKLB 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rocket Lab USA, Inc. (NASDAQ: RKLB) ("Rocket Lab" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rocket Lab USA, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AAPL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AAPL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AAPL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Apple Inc. (NASDAQ: AAPL) ("Apple" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Apple Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi UNH 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi UNH 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi UNH 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of UnitedHealth Group Incorporated (NYSE: UNH) ("UnitedHealth Group" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with UnitedHealth Group Incorporated, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi OKLO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi OKLO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi OKLO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Oklo Inc. (NYSE: OKLO) ("Oklo" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Oklo Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi NFLX 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NFLX 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi NFLX 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Netflix, Inc. (NASDAQ: NFLX) ("Netflix" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Netflix, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi BRKB 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi BRKB 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi BRKB 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Berkshire Hathaway Inc. (NYSE: BRK.B) ("Berkshire Hathaway" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Berkshire Hathaway Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CRWV 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CRWV 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CRWV 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of CoreWeave, Inc. (NASDAQ: CRWV) ("CoreWeave" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with CoreWeave, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi INTC 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi INTC 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi INTC 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Intel Corporation (NASDAQ: INTC) ("Intel" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Intel Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi BABA 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi BABA 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi BABA 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Alibaba Group Holding Limited (NYSE: BABA) ("Alibaba" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Alibaba Group Holding Limited, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi HOOD 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi HOOD 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi HOOD 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Robinhood Markets, Inc. (NASDAQ: HOOD) ("Robinhood" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Robinhood Markets, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi GEV 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi GEV 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi GEV 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of GE Vernova Inc. (NYSE: GEV) ("GE Vernova" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with GE Vernova Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi BMNR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi BMNR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi BMNR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of BitMine Immersion Technologies, Inc. (NYSE American: BMNR) ("BitMine" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BitMine Immersion Technologies, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi JOBY 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi JOBY 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi JOBY 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Joby Aviation, Inc. (NYSE: JOBY) ("Joby" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Joby Aviation, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ALAB 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ALAB 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ALAB 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Astera Labs, Inc. (NASDAQ: ALAB) ("Astera Labs" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Astera Labs, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi LITE 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi LITE 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi LITE 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lumentum Holdings Inc. (NASDAQ: LITE) ("Lumentum" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Lumentum Holdings Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi TEM 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi TEM 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi TEM 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Tempus AI, Inc. (NASDAQ: TEM) ("Tempus" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Tempus AI, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi UPST 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi UPST 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi UPST 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Upstart Holdings, Inc. (NASDAQ: UPST) ("Upstart" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Upstart Holdings, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi WDC 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi WDC 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi WDC 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Western Digital Corporation (NASDAQ: WDC) ("Western Digital" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Western Digital Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi UUUU 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi UUUU 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi UUUU 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Energy Fuels Inc. (NYSE American: UUUU) ("Energy Fuels" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Energy Fuels Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi SMR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi SMR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi SMR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of NuScale Power Corporation (NYSE: SMR) ("NuScale" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with NuScale Power Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi QBTS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi QBTS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi QBTS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of D-Wave Quantum Inc. (NYSE: QBTS) ("D-Wave" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with D-Wave Quantum Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi SOFI 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi SOFI 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi SOFI 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of SoFi Technologies, Inc. (NASDAQ: SOFI) ("SoFi" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with SoFi Technologies, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi RGTI 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi RGTI 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi RGTI 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rigetti Computing, Inc. (NASDAQ: RGTI) ("Rigetti" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rigetti Computing, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi NVO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NVO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi NVO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Novo Nordisk A/S (NYSE: NVO) ("Novo Nordisk" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Novo Nordisk A/S, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi RDDT 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi RDDT 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi RDDT 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Reddit, Inc. (NYSE: RDDT) ("Reddit" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Reddit, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CRWD 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CRWD 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CRWD 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of CrowdStrike Holdings, Inc. (NASDAQ: CRWD) ("CrowdStrike" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with CrowdStrike Holdings, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MARA 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MARA 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MARA 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of MARA Holdings, Inc. (NASDAQ: MARA) ("Marathon" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with MARA Holdings, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi IREN 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi IREN 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi IREN 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of IREN Limited (NASDAQ: IREN) ("IREN" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with IREN Limited, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi NBIS 2x Daily ETF [Member]
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NBIS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi NBIS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Nebius Group N.V. (NASDAQ: NBIS) ("Nebius" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Nebius Group N.V., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi VRT 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi VRT 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi VRT 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Vertiv Holdings Co. (NYSE: VRT) ("Vertiv" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vertiv Holdings Co., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi NOW 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NOW 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi NOW 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ServiceNow, Inc. (NYSE: NOW) ("ServiceNow" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ServiceNow, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi RIVN 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi RIVN 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi RIVN 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rivian Automotive, Inc. (NASDAQ: RIVN) ("Rivian" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rivian Automotive, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CRDO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CRDO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CRDO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Credo Technology Group Holding Ltd. (NASDAQ: CRDO) ("Credo" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Credo Technology Group Holding Ltd., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi GLXY 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi GLXY 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi GLXY 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Galaxy Digital Inc. (NASDAQ: GLXY) ("Galaxy" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Galaxy Digital Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ARM 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ARM 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ARM 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Arm Holdings plc (NASDAQ: ARM) ("Arm" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Arm Holdings plc, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi GME 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi GME 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi GME 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of GameStop Corp. (NYSE: GME) ("GameStop" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with GameStop Corp., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi EOSE 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi EOSE 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi EOSE 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Eos Energy Enterprises, Inc. (NASDAQ: EOSE) ("Eos Energy" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Eos Energy Enterprises, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CIFR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CIFR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CIFR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Cipher Digital Inc. (NASDAQ: CIFR) ("Cipher" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Cipher Digital Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ACHR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ACHR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ACHR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Archer Aviation Inc. (NYSE: ACHR) ("Archer" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Archer Aviation Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi BE 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi BE 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi BE 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Bloom Energy Corporation (NYSE: BE) ("Bloom Energy" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Bloom Energy Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi NVTS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NVTS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi NVTS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Navitas Semiconductor Corporation (NASDAQ: NVTS) ("Navitas" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Navitas Semiconductor Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ONDS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ONDS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ONDS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Ondas Inc. (NASDAQ: ONDS) ("Ondas" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Ondas Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi HIMS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi HIMS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi HIMS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Hims & Hers Health, Inc. (NYSE: HIMS) ("Hims" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Hims & Hers Health, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MRVL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MRVL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MRVL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Marvell Technology, Inc. (NASDAQ: MRVL) ("Marvell" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Marvell Technology, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi LRCX 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi LRCX 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi LRCX 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lam Research Corporation (NASDAQ: LRCX) ("Lam Research" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Lam Research Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi LRN 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi LRN 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi LRN 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Stride, Inc. (NYSE: LRN) ("Stride" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Stride, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi TER 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi TER 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi TER 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Teradyne, Inc. (NASDAQ: TER) ("Teradyne" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Teradyne, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi COHR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi COHR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi COHR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Coherent Corp. (NYSE: COHR) ("Coherent" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Coherent Corp., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi UCTT 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi UCTT 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi UCTT 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Ultra Clean Holdings, Inc. (NASDAQ: UCTT) ("Ultra Clean" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Ultra Clean Holdings, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may
result
in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi LASR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi LASR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi LASR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of nLIGHT, Inc. (NASDAQ: LASR) ("nLIGHT" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with nLIGHT, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly
twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ACLS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ACLS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ACLS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Axcelis Technologies, Inc. (NASDAQ: ACLS) ("Axcelis" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Axcelis Technologies, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi SIMO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi SIMO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi SIMO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Silicon Motion Technology Corporation (NASDAQ: SIMO) ("Silicon Motion" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Silicon Motion Technology Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CAMT 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CAMT 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CAMT 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Camtek Ltd. (NASDAQ: CAMT) ("Camtek" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Camtek Ltd., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MNST 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MNST 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MNST 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Monster Beverage Corporation (NASDAQ: MNST) ("Monster" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Monster Beverage Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii)
the
Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CRUS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CRUS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CRUS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Cirrus Logic, Inc. (NASDAQ: CRUS) ("Cirrus" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Cirrus Logic, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, w
hile
strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AMKR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AMKR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AMKR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Amkor Technology, Inc. (NASDAQ: AMKR) ("Amkor" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Amkor Technology, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi UMC 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi UMC 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi UMC 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of United Microelectronics Corporation (NYSE: UMC) ("UMC" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with United Microelectronics Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the
Fund
has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AMAT 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AMAT 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AMAT 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Applied Materials, Inc. (NASDAQ: AMAT) ("Applied Materials" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Applied Materials, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ACMR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ACMR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ACMR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ACM Research, Inc. (NASDAQ: ACMR) ("ACM Research" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ACM Research, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater
risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ONTO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ONTO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi ONTO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Onto Innovation Inc. (NYSE: ONTO) ("Onto Innovation" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Onto Innovation Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi KEYS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi KEYS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi KEYS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Keysight Technologies, Inc. (NYSE: KEYS) ("Keysight" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Keysight Technologies, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater
risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi RMBS 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi RMBS 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi RMBS 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rambus Inc. (NASDAQ: RMBS) ("Rambus" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
Rambus Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi AXTI 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AXTI 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi AXTI 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AXT, Inc. (NASDAQ: AXTI) ("AXT" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AXT, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi TPL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi TPL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi TPL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Texas Pacific Land Corporation (NYSE: TPL) ("TPL" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Texas Pacific Land Corporation, the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MPWR 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MPWR 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MPWR 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Monolithic Power Systems, Inc. (NASDAQ: MPWR) ("Monolithic Power Systems" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Monolithic Power Systems, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CRCL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CRCL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CRCL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Circle Internet Group, Inc. (NYSE: CRCL) ("Circle" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Circle Internet Group, Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MSI 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MSI 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi MSI 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Motorola Solutions, Inc. (NYSE: MSI) ("Motorola" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Motorola Solutions, Inc., the Underlying Security, or any of its
respective
affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi CART 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi CART 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The
Corgi CART 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Maplebear Inc. (NASDAQ: CART) ("Instacart" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Maplebear Inc., the Underlying Security, or any of its respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,
-the volatility and path of Underlying Security returns, and
-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the
Underlying
Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.